INVESTMENTS - Assets and Liabilities of joint ventures and associates projects (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current
Cash and cash equivalents	R$ 792,252	R$ 495,855	R$ 1,393,973	R$ 1,407,078
Other assets	2,115,375	1,663,473
Noncurrent
Other assets	1,108,629	1,228,145
TOTAL ASSETS	172,975,359	170,499,429
CURRENT
Other liabilities	1,458,952	1,251,638
NON-CURRENT
Loans and financing	39,235,650	39,786,881
Other liabilities	2,501,883	1,978,893
Net Equity	42,752,532	44,064,927	R$ 41,580,593	R$ 53,653,349
TOTAL LIABILITIES AND EQUITY	R$ 172,975,359	R$ 170,499,429
EAPSA - Energetica Aguas da Pedra S.A.
Associates and joint ventures
Ownership interest (in percent)	49.00%	49.00%
Current
Cash and cash equivalents	R$ 32,155	R$ 49,380
Other assets	50,486	52,713
Noncurrent
Financial assets, intangible assets, and PP&E		733,188
Other assets	741,313	30,765
TOTAL ASSETS	823,954	866,046
CURRENT
Loans and financing	35,400	34,944
Other liabilities	55,976	79,854
NON-CURRENT
Loans and financing	277,707	311,061
Other liabilities	13,333	13,046
Net Equity	441,538	427,141
TOTAL LIABILITIES AND EQUITY	R$ 823,954	R$ 866,046
LAJEADO ENERGIA
Associates and joint ventures
Ownership interest (in percent)	40.07%	47.07%
Current
Cash and cash equivalents	R$ 106,662	R$ 184,658
Other assets	104,197	102,337
Noncurrent
Financial assets, intangible assets, and PP&E	1,571,997	1,643,236
Other assets	99,808	108,816
TOTAL ASSETS	1,882,664	2,039,047
CURRENT
Loans and financing	160,517	11,228
Other liabilities	243,212	312,652
NON-CURRENT
Loans and financing	527,096	76,219
Other liabilities	100,277	370,633
Net Equity	851,562	1,268,315
TOTAL LIABILITIES AND EQUITY	R$ 1,882,664	R$ 2,039,047
CTEEP
Associates and joint ventures
Ownership interest (in percent)	36.05%	36.05%
Current
Cash and cash equivalents	R$ 6,585	R$ 4,524
Other assets	2,637,124	1,675,820
Noncurrent
Financial assets, intangible assets, and PP&E	12,622,658	67,300
Other assets	1,985,806	12,168,997
TOTAL ASSETS	17,252,173	13,916,641
CURRENT
Loans and financing	268,588	71,679
Other liabilities	520,516	526,292
NON-CURRENT
Loans and financing	690,541	432,472
Other liabilities	4,572,872	5,514,529
Net Equity	11,199,656	7,371,669
TOTAL LIABILITIES AND EQUITY	R$ 17,252,173	R$ 13,916,641
Paulista Lajeado
Associates and joint ventures
Ownership interest (in percent)	40.07%
Current
Cash and cash equivalents	R$ 24,086
Other assets	23,951
Noncurrent
Financial assets, intangible assets, and PP&E	116,654
Other assets	4,022
TOTAL ASSETS	168,713
CURRENT
Loans and financing	36,453
Other liabilities	6,072
NON-CURRENT
Other liabilities	258
Net Equity	125,931
TOTAL LIABILITIES AND EQUITY	R$ 168,714
CEB Lajeado
Associates and joint ventures
Ownership interest (in percent)	2.10%
Current
Cash and cash equivalents	R$ 5,448
Other assets	30,394
Noncurrent
Financial assets, intangible assets, and PP&E	266,334
Other assets	14,898
TOTAL ASSETS	317,074
CURRENT
Other liabilities	43,182
NON-CURRENT
Net Equity	273,892
TOTAL LIABILITIES AND EQUITY	R$ 317,074
CEMAR
Associates and joint ventures
Ownership interest (in percent)	33.55%
Current
Cash and cash equivalents	R$ 1,742,518
Other assets	1,135,366
Noncurrent
Financial assets, intangible assets, and PP&E	3,253,642
Other assets	421,814
TOTAL ASSETS	6,553,340
CURRENT
Loans and financing	683,850
Other liabilities	768,721
NON-CURRENT
Loans and financing	2,305,917
Other liabilities	347,053
Net Equity	2,447,799
TOTAL LIABILITIES AND EQUITY	R$ 6,553,340
EMAE
Associates and joint ventures
Ownership interest (in percent)	40.44%
Current
Cash and cash equivalents	R$ 71,319
Other assets	148,013
Noncurrent
Financial assets, intangible assets, and PP&E	169,982
Other assets	740,777
TOTAL ASSETS	1,130,091
CURRENT
Loans and financing	6,994
Other liabilities	85,975
NON-CURRENT
Loans and financing	83,380
Other liabilities	223,316
Net Equity	730,426
TOTAL LIABILITIES AND EQUITY	R$ 1,130,091
NORTE ENERGIA
Associates and joint ventures
Ownership interest (in percent)	49.98%	49.98%
Current
Cash and cash equivalents	R$ 6,662	R$ 205,796
Other assets	758,559	577,981
Noncurrent
Financial assets, intangible assets, and PP&E	39,112,347	36,345,981
Other assets	1,198,015	409,376
TOTAL ASSETS	41,075,583	37,539,134
CURRENT
Loans and financing	1,707,983	630,932
Other liabilities	1,616,848	989,348
NON-CURRENT
Loans and financing	25,546,587	24,984,318
Other liabilities	651,068	435,958
Net Equity	11,553,097	10,498,578
TOTAL LIABILITIES AND EQUITY	R$ 41,075,583	R$ 37,539,134
Madeira Energia S.A. (MESA)
Associates and joint ventures
Ownership interest (in percent)	39.00%	39.00%
Current
Cash and cash equivalents	R$ 54,517	R$ 57,974
Other assets	502,221	1,461,991
Noncurrent
Financial assets, intangible assets, and PP&E	21,610,727	22,440,401
Other assets	1,983,133	1,116,717
TOTAL ASSETS	24,150,598	25,077,083
CURRENT
Loans and financing	700,368	602,359
Other liabilities	1,329,966	2,528,667
NON-CURRENT
Loans and financing	14,351,964	14,466
Other liabilities	2,441,185	15,512,974
Net Equity	5,327,115	6,418,617
TOTAL LIABILITIES AND EQUITY	R$ 24,150,598	R$ 25,077,083
ESBR Participacoes S.A.
Associates and joint ventures
Ownership interest (in percent)	40.00%	40.00%
Current
Cash and cash equivalents	R$ 34,942	R$ 74,219
Other assets	853,131	560,964
Noncurrent
Financial assets, intangible assets, and PP&E	21,112,677	22,175,679
Other assets	609,424	886,818
TOTAL ASSETS	22,610,174	23,697,680
CURRENT
Loans and financing	366,460	340,189
Other liabilities	575,246	906,710
NON-CURRENT
Loans and financing	10,696,889	10,904,779
Other liabilities	2,728,727	3,216,193
Net Equity	8,242,852	8,329,809
TOTAL LIABILITIES AND EQUITY	R$ 22,610,174	R$ 23,697,680
TELES PIRES PARTICIPACOES
Associates and joint ventures
Ownership interest (in percent)	49.44%	49.44%
Current
Cash and cash equivalents	R$ 16,073	R$ 27,907
Other assets	163,415	143,105
Noncurrent
Financial assets, intangible assets, and PP&E	4,974,665	5,145,968
Other assets	409,336	441,642
TOTAL ASSETS	5,563,489	5,758,622
CURRENT
Loans and financing	195,417	357,288
Other liabilities	200,595	196,203
NON-CURRENT
Loans and financing	3,213,780	3,175,138
Other liabilities	389,116	412,000
Net Equity	1,564,581	1,617,993
TOTAL LIABILITIES AND EQUITY	R$ 5,563,489	R$ 5,758,622
Belo Monte Transmissora de Energia
Associates and joint ventures
Ownership interest (in percent)	49.00%	49.00%
Current
Cash and cash equivalents	R$ 405	R$ 216,126
Other assets	661,310	11,936
Noncurrent
Financial assets, intangible assets, and PP&E		4,012,330
Other assets	5,964,864
TOTAL ASSETS	6,626,579	4,240,392
CURRENT
Loans and financing	112,149	1,730,241
Other liabilities	102,184	297,513
NON-CURRENT
Loans and financing	2,539,617
Other liabilities	856,262	82,518
Net Equity	3,016,367	2,130,120
TOTAL LIABILITIES AND EQUITY	R$ 6,626,579	R$ 4,240,392
Interligacao Eletrica do Madeira S.A.
Associates and joint ventures
Ownership interest (in percent)	49.00%	49.00%
Current
Cash and cash equivalents	R$ 313	R$ 188,838
Other assets	173,300	536,105
Noncurrent
Financial assets, intangible assets, and PP&E	5,659,537	4,948,367
Other assets	107,676	75,684
TOTAL ASSETS	5,940,826	5,748,994
CURRENT
Loans and financing	220,000	199,759
Other liabilities	88,492	188,943
NON-CURRENT
Loans and financing	1,973,559	1,660,706
Other liabilities	976,093	1,394,465
Net Equity	2,682,682	2,305,121
TOTAL LIABILITIES AND EQUITY	R$ 5,940,826	R$ 5,748,994
Norte Brasil Transmissora de Energia S.A.
Associates and joint ventures
Ownership interest (in percent)	49.00%	49.00%
Current
Cash and cash equivalents	R$ 98,638	R$ 52,759
Other assets	314,214	302,936
Noncurrent
Financial assets, intangible assets, and PP&E		3,704,987
Other assets	3,615,305
TOTAL ASSETS	4,028,157	4,060,682
CURRENT
Loans and financing	75,597	81,504
Other liabilities	133,354	162,467
NON-CURRENT
Loans and financing	797,490	1,133,913
Other liabilities	913,135	691,192
Net Equity	2,108,581	1,991,606
TOTAL LIABILITIES AND EQUITY	R$ 6,626,579	R$ 4,060,682
Chapecoense Geracao S.A. (Chapecoense)
Associates and joint ventures
Ownership interest (in percent)	40.00%	40.00%
Current
Cash and cash equivalents	R$ 116,427	R$ 280,082
Other assets	213,292	297,214
Noncurrent
Financial assets, intangible assets, and PP&E	2,810,636	2,895,327
Other assets	153,695	185,466
TOTAL ASSETS	3,294,050	3,658,089
CURRENT
Loans and financing	138,788	137,753
Other liabilities	287,902	253,650
NON-CURRENT
Loans and financing	1,172,181	1,292,239
Other liabilities	720,226	732,750
Net Equity	974,953	1,241,697
TOTAL LIABILITIES AND EQUITY	R$ 3,294,050	R$ 3,658,089
Empresa de Energia Sao Manoel S.A.
Associates and joint ventures
Ownership interest (in percent)	33.33%	33.33%
Current
Cash and cash equivalents	R$ 190,995	R$ 38,221
Other assets	9,296	510
Noncurrent
Financial assets, intangible assets, and PP&E	3,240,312	2,383,308
Other assets	317,981	259,447
TOTAL ASSETS	3,758,584	2,681,486
CURRENT
Loans and financing	22,569	3,928
Other liabilities	70,849	64,665
NON-CURRENT
Loans and financing	1,651,347	1,014,509
Other liabilities	64,607	342,992
Net Equity	1,949,212	1,255,392
TOTAL LIABILITIES AND EQUITY	R$ 3,758,584	R$ 2,681,486
Manaus Transmissora de Energia S.A.
Associates and joint ventures
Ownership interest (in percent)	49.50%	49.50%
Current
Cash and cash equivalents	R$ 61,494	R$ 38,909
Other assets	173,981	171,939
Noncurrent
Financial assets, intangible assets, and PP&E		42,199
Other assets	2,386,043	2,607,266
TOTAL ASSETS	2,621,518	2,860,313
CURRENT
Loans and financing	74,449	73,426
Other liabilities	95,821	168,352
NON-CURRENT
Loans and financing	688,775	741,918
Other liabilities	374,384	556,510
Net Equity	1,388,089	1,320,107
TOTAL LIABILITIES AND EQUITY	R$ 2,098,697	R$ 2,860,313
Serra do Facao Energia S.A.
Associates and joint ventures
Ownership interest (in percent)	49.47%	49.47%
Current
Cash and cash equivalents	R$ 2	R$ 31,248
Other assets	102,870	44,680
Noncurrent
Financial assets, intangible assets, and PP&E	1,849,919	1,950,905
Other assets	145,906	149,492
TOTAL ASSETS	2,098,697	2,176,325
CURRENT
Loans and financing	49,633	46,135
Other liabilities	165,764	181,816
NON-CURRENT
Loans and financing	327,914	366,117
Other liabilities	1,502,405	1,534,414
Net Equity	52,981	47,843
TOTAL LIABILITIES AND EQUITY	R$ 2,135,706	R$ 2,176,325
Companhia Energtica Sinop S.A.
Associates and joint ventures
Ownership interest (in percent)	49.00%	49.00%
Current
Cash and cash equivalents	R$ 216,130	R$ 119,037
Other assets	10,709	5,742
Noncurrent
Financial assets, intangible assets, and PP&E		1,377,142
Other assets	1,908,867
TOTAL ASSETS	2,135,706	1,507,370
CURRENT
Loans and financing	22,292
Other liabilities	101,362	66,050
NON-CURRENT
Loans and financing	887,364	540,128
Other liabilities	23,673	21,153
Net Equity	1,101,015	880,039
TOTAL LIABILITIES AND EQUITY	R$ 2,135,706	R$ 1,507,370
Enerpeixe S.A.
Associates and joint ventures
Ownership interest (in percent)	40.00%	40.00%
Current
Cash and cash equivalents	R$ 188,574	R$ 81,402
Other assets	262,377	54,031
Noncurrent
Financial assets, intangible assets, and PP&E	1,520,658	1,571,686
Other assets	170,111	55,652
TOTAL ASSETS	2,141,720	1,762,771
CURRENT
Loans and financing	178,570	2,299
Other liabilities	487,881	212,062
NON-CURRENT
Loans and financing	492,997	348,332
Other liabilities	252,267	262,143
Net Equity	730,005	937,935
TOTAL LIABILITIES AND EQUITY	R$ 2,141,720	R$ 1,762,771
Paranaiba Transmissora de Energia S.A.
Associates and joint ventures
Ownership interest (in percent)	24.50%
Current
Cash and cash equivalents	R$ 14,677
Other assets	22,608
Noncurrent
Financial assets, intangible assets, and PP&E	1,558,028
Other assets	54,330
TOTAL ASSETS	1,649,643
CURRENT
Loans and financing	53,318
Other liabilities	43,298
NON-CURRENT
Loans and financing	638,779
Other liabilities	260,406
Net Equity	653,842
TOTAL LIABILITIES AND EQUITY	R$ 1,649,643
MATA DE SANTA GENEBRA
Associates and joint ventures
Ownership interest (in percent)	49.90%	49.90%
Current
Cash and cash equivalents	R$ 9,877	R$ 13,567
Other assets	12,089	11,326
Noncurrent
Financial assets, intangible assets, and PP&E	1,501,117	859,203
Other assets	66,825	36,111
TOTAL ASSETS	1,589,908	920,207
CURRENT
Loans and financing	554,688	481,894
Other liabilities	25,218	25,772
NON-CURRENT
Other liabilities	83,311	30,246
Net Equity	926,691	382,295
TOTAL LIABILITIES AND EQUITY	R$ 1,589,908	R$ 920,207
Interligacao Eletrica Garanhuns S.A.
Associates and joint ventures
Ownership interest (in percent)	49.00%	49.00%
Current
Cash and cash equivalents	R$ 47,547	R$ 23,631
Other assets	96,294	95,674
Noncurrent
Financial assets, intangible assets, and PP&E	1,064,527	1,190,415
Other assets	15,612	26,622
TOTAL ASSETS	1,223,980	1,336,342
CURRENT
Loans and financing	33,443	33,209
Other liabilities	37,042	69,845
NON-CURRENT
Loans and financing	249,996	282,910
Other liabilities	176,353	215,537
Net Equity	727,146	734,841
TOTAL LIABILITIES AND EQUITY	R$ 1,223,980	R$ 1,336,342
SANTA VITORIA
Associates and joint ventures
Ownership interest (in percent)	49.00%	49.00%
Current
Cash and cash equivalents	R$ 145,618	R$ 8,830
Other assets	34,223	15,903
Noncurrent
Financial assets, intangible assets, and PP&E	1,714,914	1,071,713
Other assets	61,659	31,878
TOTAL ASSETS	1,956,414	1,128,324
CURRENT
Loans and financing	56,865	23,903
Other liabilities	76,984	47,291
NON-CURRENT
Loans and financing	1,000,913	719,797
Other liabilities	144,597	159,335
Net Equity	677,055	177,998
TOTAL LIABILITIES AND EQUITY	R$ 1,956,414	R$ 1,128,324
TSLE Transmissora Sul Litoranea de Energia
Associates and joint ventures
Ownership interest (in percent)	51.00%	49.00%
Current
Cash and cash equivalents	R$ 6,723	R$ 6,208
Other assets	121,200	52,774
Noncurrent
Financial assets, intangible assets, and PP&E	848,967	2,389
Other assets	42,018	915,427
TOTAL ASSETS	1,018,908	976,798
CURRENT
Loans and financing	41,838	37,231
Other liabilities	36,960	54,633
NON-CURRENT
Loans and financing	528,565	417,621
Other liabilities	22,968	192,255
Net Equity	388,577	275,058
TOTAL LIABILITIES AND EQUITY	R$ 1,018,908	R$ 976,798
Chapada Piaui I Holding S.A.
Associates and joint ventures
Ownership interest (in percent)	49.00%	49.00%
Current
Cash and cash equivalents	R$ 17,896	R$ 27,445
Other assets	23,310	18,502
Noncurrent
Financial assets, intangible assets, and PP&E	839,914	883,960
Other assets	21,543	392,127
TOTAL ASSETS	902,663	1,322,034
CURRENT
Loans and financing	39,237	34,224
Other liabilities	41,743	159,296
NON-CURRENT
Loans and financing	503,967	462,236
Other liabilities	7,331	470,946
Net Equity	310,385	195,332
TOTAL LIABILITIES AND EQUITY	R$ 902,663	R$ 1,322,034
Chapada Piaui II Holding S.A.
Associates and joint ventures
Ownership interest (in percent)	49.00%	49.00%
Current
Cash and cash equivalents	R$ 19,376	R$ 15,640
Other assets	19,779	20,228
Noncurrent
Financial assets, intangible assets, and PP&E	761,511	788,559
Other assets	24,153	492,512
TOTAL ASSETS	824,819	1,316,939
CURRENT
Loans and financing	24,239	22,354
Other liabilities	22,141	19,646
NON-CURRENT
Loans and financing	543,917	559,680
Other liabilities	93,801	549,622
Net Equity	140,721	165,637
TOTAL LIABILITIES AND EQUITY	R$ 824,819	R$ 1,316,939
Paranaiba
Associates and joint ventures
Ownership interest (in percent)		24.50%
Current
Cash and cash equivalents		R$ 6,107
Other assets		20,870
Noncurrent
Financial assets, intangible assets, and PP&E		1,228,931
Other assets		42,042
TOTAL ASSETS		1,297,950
CURRENT
Loans and financing		45,624
Other liabilities		8,235
NON-CURRENT
Loans and financing		564,667
Other liabilities		76,745
Net Equity		602,679
TOTAL LIABILITIES AND EQUITY		R$ 1,297,950
STN - Sistema de Transmissao Nordeste S.A.
Associates and joint ventures
Ownership interest (in percent)	49.00%	49.00%
Current
Cash and cash equivalents	R$ 15,414	R$ 15,357
Other assets	210,299	207,636
Noncurrent
Financial assets, intangible assets, and PP&E	505,402	527,763
Other assets	30,803	14,959
TOTAL ASSETS	761,918	765,715
CURRENT
Loans and financing	21,377	20,327
Other liabilities	47,282	63,515
NON-CURRENT
Loans and financing	101,172	122,497
Other liabilities	149,760	145,298
Net Equity	442,327	414,078
TOTAL LIABILITIES AND EQUITY	R$ 761,918	R$ 765,715
CHUI
Associates and joint ventures
Ownership interest (in percent)	49.00%	49.00%
Current
Cash and cash equivalents	R$ 61,103	R$ 29,813
Other assets	11,743	13,843
Noncurrent
Financial assets, intangible assets, and PP&E	682,376	552,147
Other assets	17,062	15,780
TOTAL ASSETS	772,284	611,583
CURRENT
Loans and financing	27,097	24,094
Other liabilities	26,938	28,560
NON-CURRENT
Loans and financing	300,431	324,800
Other liabilities	25,340	448,533
Net Equity	392,478	(214,404)
TOTAL LIABILITIES AND EQUITY	R$ 772,284	R$ 611,583
TSBE
Associates and joint ventures
Ownership interest (in percent)	80.00%	80.00%
Current
Cash and cash equivalents	R$ 27,050	R$ 23,295
Other assets	29,554	28,669
Noncurrent
Financial assets, intangible assets, and PP&E	570,103	57
Other assets	32,757	644,361
TOTAL ASSETS	659,464	696,382
CURRENT
Loans and financing	212,619	25,153
Other liabilities	8,226	8,796
NON-CURRENT
Loans and financing	106,174	308,860
Other liabilities	10,644	6,730
Net Equity	321,801	346,843
TOTAL LIABILITIES AND EQUITY	R$ 659,464	R$ 696,382
Goias Transmissao S.A.
Associates and joint ventures
Ownership interest (in percent)	49.00%	49.00%
Current
Cash and cash equivalents	R$ 10,099	R$ 10,190
Other assets	6,607	5,900
Noncurrent
Financial assets, intangible assets, and PP&E	650,360	632,207
Other assets	13,456	9,794
TOTAL ASSETS	680,522	658,091
CURRENT
Loans and financing	17,240	16,787
Other liabilities	54,636	42,929
NON-CURRENT
Loans and financing	184,702	196,031
Other liabilities	53,574	54,767
Net Equity	370,370	347,577
TOTAL LIABILITIES AND EQUITY	R$ 680,522	R$ 658,091
INTESA - Integracao Transmissora de Energia S.A.
Associates and joint ventures
Ownership interest (in percent)	49.00%	49.00%
Current
Cash and cash equivalents	R$ 32,554	R$ 35,157
Other assets	168,610	121,899
Noncurrent
Financial assets, intangible assets, and PP&E	417,904	460,389
Other assets	11,432	11,739
TOTAL ASSETS	630,500	629,184
CURRENT
Loans and financing	31,763	31,514
Other liabilities	22,742	19,563
NON-CURRENT
Loans and financing	60,294	90,735
Other liabilities	88,707	88,147
Net Equity	426,994	399,225
TOTAL LIABILITIES AND EQUITY	R$ 630,500	R$ 629,184
Triangulo Mineiro Transmissora
Associates and joint ventures
Ownership interest (in percent)	49.00%	49.00%
Current
Cash and cash equivalents	R$ 2,586	R$ 615
Other assets	4,671	904
Noncurrent
Financial assets, intangible assets, and PP&E	462,875	496,575
Other assets		4,853
TOTAL ASSETS	470,132	502,947
CURRENT
Loans and financing	23,109	17,942
Other liabilities	3,663	9,651
NON-CURRENT
Loans and financing	106,680	138,349
Other liabilities	2,726	79,219
Net Equity	333,954	257,786
TOTAL LIABILITIES AND EQUITY	R$ 470,132	R$ 502,947
Vamcruz I Participacoes S.A.
Associates and joint ventures
Ownership interest (in percent)	49.00%	0.00%
Current
Cash and cash equivalents	R$ 52,902	R$ 59,333
Other assets	31,929	21,630
Noncurrent
Financial assets, intangible assets, and PP&E	472,194	502,591
TOTAL ASSETS	557,025	583,554
CURRENT
Loans and financing	16,679	18,784
Other liabilities	42,355	11,065
NON-CURRENT
Loans and financing	206,984	241,956
Other liabilities	22,361	123,069
Net Equity	268,646	188,680
TOTAL LIABILITIES AND EQUITY	R$ 557,025	R$ 583,554
Eolica Serra das Vacas Holding S.A.
Associates and joint ventures
Ownership interest (in percent)	49.00%	0.00%
Current
Cash and cash equivalents	R$ 7,013	R$ 12,695
Other assets	8,989	7,599
Noncurrent
Financial assets, intangible assets, and PP&E	488,798	511,454
Other assets	14,743
TOTAL ASSETS	519,543	531,748
CURRENT
Loans and financing	19,216	16,069
Other liabilities	7,706	60,117
NON-CURRENT
Loans and financing	250,101	224,145
Other liabilities	61,897	53,972
Net Equity	180,623	177,445
TOTAL LIABILITIES AND EQUITY	R$ 519,543	R$ 531,748
Transenergia Renovavel S.A. (Transenergia)
Associates and joint ventures
Ownership interest (in percent)	49.00%	49.00%
Current
Cash and cash equivalents	R$ 14,620	R$ 15,542
Other assets	6,226	7,127
Noncurrent
Financial assets, intangible assets, and PP&E	447,099	469,052
Other assets	5,664	4
TOTAL ASSETS	473,609	491,725
CURRENT
Loans and financing	12,363	12,089
Other liabilities	18,071	27,037
NON-CURRENT
Loans and financing	95,063	106,116
Other liabilities	32,811	33,443
Net Equity	315,301	313,040
TOTAL LIABILITIES AND EQUITY	R$ 473,609	R$ 491,725
Vale do Sao Bartolomeu
Associates and joint ventures
Ownership interest (in percent)	39.00%
Current
Cash and cash equivalents	R$ 1,052
Other assets	2,176
Noncurrent
Financial assets, intangible assets, and PP&E	459,597
TOTAL ASSETS	462,825
CURRENT
Loans and financing	20,068
Other liabilities	27,431
NON-CURRENT
Loans and financing	104,182
Other liabilities	425
Net Equity	310,719
TOTAL LIABILITIES AND EQUITY	R$ 462,825
Transmissora Matogrossense de Energia S.A.
Associates and joint ventures
Ownership interest (in percent)	49.00%
Current
Cash and cash equivalents	R$ 6,831
Other assets	72,110
Noncurrent
Other assets	336,922
TOTAL ASSETS	415,863
CURRENT
Loans and financing	13,273
Other liabilities	41,239
NON-CURRENT
Loans and financing	109,784
Other liabilities	37,302
Net Equity	214,265
TOTAL LIABILITIES AND EQUITY	R$ 415,863
Transnorte Energia S.A.
Associates and joint ventures
Ownership interest (in percent)	49.00%
Current
Cash and cash equivalents	R$ 8,168
Other assets	7,502
Noncurrent
Other assets	291,903
TOTAL ASSETS	307,573
CURRENT
Other liabilities	1,388
NON-CURRENT
Other liabilities	3,367
Net Equity	302,818
TOTAL LIABILITIES AND EQUITY	R$ 307,573
MGE Transmissao S.A.
Associates and joint ventures
Ownership interest (in percent)	49.00%
Current
Cash and cash equivalents	R$ 5,843
Other assets	4,037
Noncurrent
Financial assets, intangible assets, and PP&E	352,728
Other assets	8,176
TOTAL ASSETS	370,784
CURRENT
Loans and financing	9,282
Other liabilities	19,336
NON-CURRENT
Loans and financing	75,028
Other liabilities	32,366
Net Equity	234,772
TOTAL LIABILITIES AND EQUITY	R$ 370,784
Retiro Baixo Energetica S.A.
Associates and joint ventures
Ownership interest (in percent)	49.00%	49.00%
Current
Cash and cash equivalents	R$ 14,256	R$ 19,222
Other assets	9,619	10,998
Noncurrent
Financial assets, intangible assets, and PP&E	353,676	363,575
Other assets	11,886	13,073
TOTAL ASSETS	389,437	406,868
CURRENT
Loans and financing	13,564	13,418
Other liabilities	13,618	11,325
NON-CURRENT
Loans and financing	94,943	107,348
Other liabilities	13,462	11,097
Net Equity	253,850	263,680
TOTAL LIABILITIES AND EQUITY	R$ 389,437	R$ 406,868
Brasnorte Transmissora de Energia S.A.
Associates and joint ventures
Ownership interest (in percent)	49.71%
Current
Cash and cash equivalents	R$ 122
Other assets	29,634
Noncurrent
Other assets	290,151
TOTAL ASSETS	319,907
CURRENT
Other liabilities	8,926
NON-CURRENT
Other liabilities	62,486
Net Equity	248,495
TOTAL LIABILITIES AND EQUITY	R$ 319,907
Rouar
Associates and joint ventures
Ownership interest (in percent)	50.00%
Current
Cash and cash equivalents	R$ 87,655
Other assets	4,972
Noncurrent
Financial assets, intangible assets, and PP&E	286,181
Other assets	2,499
TOTAL ASSETS	381,307
CURRENT
Loans and financing	9,812
Other liabilities	1,102
NON-CURRENT
Loans and financing	155,945
Other liabilities	3,660
Net Equity	210,787
TOTAL LIABILITIES AND EQUITY	R$ 381,306
Mangue Seco 2
Associates and joint ventures
Ownership interest (in percent)	49.00%
Current
Cash and cash equivalents	R$ 20,321
Other assets	1,906
Noncurrent
Financial assets, intangible assets, and PP&E	89,227
Other assets	3,124
TOTAL ASSETS	114,578
CURRENT
Loans and financing	3,147
Other liabilities	1,988
NON-CURRENT
Loans and financing	67,800
Other liabilities	3,688
Net Equity	37,955
TOTAL LIABILITIES AND EQUITY	R$ 114,578